UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York              May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $84,033
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6  COL 7         COLUMN 8

                               TITLE OF                     VALUE      SHRS OR   SH/ PUT/   INVSMT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN    MGRS   SOLE     SHARED    NONE

ALCOA INC                      COM              013817101   1,615      220,000   SH          SOLE            220,000
APPLE INC                      COM              037833100     736        7,000   SH          SOLE              7,000
BARRICK GOLD CORP              COM              067901108   1,841       56,800   SH          SOLE             56,800
ACCENTURE LTD BERMUDA          CL A             G1150G111     825       30,000   SH          SOLE             30,000
AKAMAI TECHNOLOGIES INC        COM              00971T101   2,651      136,675   SH          SOLE            136,675
ANADARKO PETE CORP             COM              032511107   1,400       36,000   SH          SOLE             36,000
AMPHENOL CORP NEW              CL A             032095101   5,473      192,112   SH          SOLE            192,112
ATLAS ENERGY RESOURCES LLC     COM              049303100   1,163      110,235   SH          SOLE            110,235
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206   1,912       52,000   SH          SOLE             52,000
BEACON ROOFING SUPPLY INC      COM              073685109     177       13,208   SH          SOLE             13,208
BELDEN INC                     COM              077454106   1,729      138,200   SH          SOLE            138,200
BARRETT BILL CORP              COM              06846N104   1,269       57,050   SH          SOLE             57,050
BIOMIMETIC THERAPEUTICS INC    COM              09064X101   2,265      319,036   SH          SOLE            319,036
CIT GROUP INC                  COM              125581108     285      100,000   SH          SOLE            100,000
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   1,559       75,000   SH          SOLE             75,000
COMMSCOPE INC                  COM              203372107     370       32,575   SH          SOLE             32,575
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   1,423      110,000   SH          SOLE            110,000
CVS CAREMARK CORPORATION       COM              126650100   3,570      129,869   SH          SOLE            129,869
DEVON ENERGY CORP NEW          COM              25179M103   1,341       30,000   SH          SOLE             30,000
EXPRESS SCRIPTS INC            COM              302182100   3,035       65,725   SH          SOLE             65,725
GOLDCORP INC NEW               COM              380956409   1,999       60,000   SH          SOLE             60,000
HUNTSMAN CORP                  COM              447011107     704      225,000   SH          SOLE            225,000
INSITUFORM TECHNOLOGIES INC    CL A             457667103   2,012      128,647   SH          SOLE            128,647
LAZARD LTD                     SHS A            G54050102   4,284      145,700   SH          SOLE            145,700
MACYS INC                      COM              55616P104   1,335      150,000   SH          SOLE            150,000
MCKESSON CORP                  COM              58155Q103     687       19,600   SH          SOLE             19,600
METLIFE INC                    COM              59156R108   1,457       64,000   SH          SOLE             64,000
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   3,996       96,650   SH          SOLE             96,650
MOHAWK INDS INC                COM              608190104   2,654       88,850   SH          SOLE             88,850
NVIDIA CORP                    COM              67066G104     690       70,000   SH          SOLE             70,000
OMNICARE INC                   COM              681904108   1,029       42,000   SH          SOLE             42,000
PHARMERICA CORP                COM              71714F104   1,060       63,700   SH          SOLE             63,700
RITCHIE BROS AUCTIONEERS       COM              767744105   7,337      394,700   SH          SOLE            394,700
RUSH ENTERPRISES INC           CL A             781846209   2,610      292,643   SH          SOLE            292,643
SCHWAB CHARLES CORP NEW        COM              808513105   1,550      100,000   SH          SOLE            100,000
STIFEL FINL CORP               COM              860630102   2,642       61,000   SH          SOLE             61,000
TITAN INTL INC ILL             COM              88830M102     327       65,059   SH          SOLE             65,059
TRANSDIGM GROUP INC            COM              893641100   8,271      251,870   SH          SOLE            251,870
TW TELECOM INC                 COM              87311L104   4,749      542,792   SH          SOLE            542,792






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